Debt securities in issue (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Debt Securities In Issue [Abstract]
Disclosure of Debt Securities In Issue

HSBC
	2017	2016
	$m	$m
Bonds and medium-term notes	146,539	133,721
Other debt securities in issue	23,100	21,962
Total debt securities in issue	169,639	155,683
Included within:
– trading liabilities (Note 22)	(40,734)	(32,656)
– financial liabilities designated at fair value (Note 23)	(64,359)	(57,112)
At 31 Dec	64,546	65,915

HSBC Holdings
	2017	2016
	$m	$m
Debt securities	51,754	38,571
Included within:
– financial liabilities designated at fair value (Note 23)	(17,496)	(16,766)
At 31 Dec	34,258	21,805